NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Accounts Receivable Balances (Details) (Quarterly Report [Member], USD $)	Jun. 30, 2013	Dec. 31, 2012
Quarterly Report [Member]
Accounts Receivable		$ 1,074,528
Less Contractual Allowances and Allowances for Doubtful Accounts		(937,057)
Accounts Receivable, Net		$ 137,471